Net Loss Per Common Share - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net loss	$ 26,490	$ (128,185)	$ (585,525)	$ (69,459)	$ (56,945)
Denominator
Weighted-average common shares outstanding, basic (in shares)	176,349	59,256	91,225	58,410	57,932
Weighted-average common shares outstanding, diluted (in shares)	216,167	59,256	91,225	58,410	57,932
Net loss per common share, basic (in dollars per share)	$ 0.12	$ (2.16)	$ (6.42)	$ (1.19)	$ (0.98)
Net loss per common share, diluted (in dollars per share)	$ 0.10	$ (2.16)	$ (6.42)	$ (1.19)	$ (0.98)